Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
(1)	Basis of Presentation

The accompanying consolidated financial statements include the accounts of Mid Penn Bancorp, Inc. (the “Company”) and its wholly-owned subsidiaries, Mid Penn Bank (the “Bank”), and the Bank’s former wholly-owned subsidiary, Mid Penn Insurance Services, LLC (collectively, “Mid Penn”). All material intercompany accounts and transactions have been eliminated in consolidation.

Effective March 1, 2016, Mid Penn Insurance Services, LLC, an immaterial subsidiary of the Bank, was liquidated.

Certain information and disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Mid Penn believes the information presented is not misleading and the disclosures are adequate. For comparative purposes, the June 30, 2016 and December 31, 2016 balances have been reclassified, when, and if necessary, to conform to the 2017 presentation. Such reclassifications had no impact on net income. The results of operations for interim periods are not necessarily indicative of operating results expected for the full year. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016.

On March 29, 2017, Mid Penn announced the signing of a definitive merger agreement with The Scottdale Bank and Trust Company (“Scottdale”). Under the merger agreement, Scottdale will merge with and into Mid Penn Bank, with Mid Penn Bank as the surviving bank. Before the merger is completed, the shareholders of Mid Penn and Scottdale must approve and adopt the merger agreement, and customary regulatory approvals must be received. Refer to Note 12, Agreement and Plan of Merger, as well as Form 8-K filed on March 30, 2017, for more information.

Mid Penn has evaluated events and transactions occurring subsequent to the balance sheet date of June 30, 2017, for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

(1)	Basis of Presentation

The accompanying consolidated financial statements include the accounts of Mid Penn Bancorp, Inc. and its wholly-owned subsidiary Mid Penn Bank (the “Bank”), and the Bank’s former wholly-owned subsidiary Mid Penn Insurance Services, LLC, which was closed, effective March 1, 2016 (collectively, “Mid Penn”). All material intercompany accounts and transactions have been eliminated in consolidation.

Each of Mid Penn’s lines of business are part of the same reporting segment, community banking, whose operating results are regularly reviewed and managed by a centralized executive management group. As a result, Mid Penn has only one reportable segment for financial reporting purposes.

The comparability of the results of operations for the year ended 2016 compared to 2015 and 2014, in general, have been impacted by the acquisition of Phoenix as further described in Note 4. For comparative purposes, the 2015 and 2014 balances have been reclassified to conform to the 2016 presentation. Such reclassifications had no impact on net income.